UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4563

                        Oppenheimer Limited-Term Government Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  March 31, 2004 / Unaudited
--------------------------------------------------------------------------------


                                                                        PRINCIPAL          MARKET VALUE
                                                                           AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--14.1%
--------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
 Certificates, Series 2004-A, Cl. AF1, 2.03%, 6/25/19                $  9,196,631         $   9,217,333
--------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2002-A, Cl. A3, 3.49%, 3/15/06                                 15,489,174            15,592,430
 Series 2004-A, Cl. A2, 1.45%, 10/15/06                                15,000,000            15,009,300
--------------------------------------------------------------------------------------------------------
 Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
 Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                11,030,000            11,403,284
--------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
 Certificates:
 Series 2003-A, Cl. A2, 1.52%, 12/8/05                                 30,000,000            30,058,779
 Series 2003-B, Cl. A2, 1.61%, 7/8/06                                  29,200,000            29,289,866
--------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivable
 Obligations, Series 2003-4, Cl. A2, 1.58%, 7/17/06                    39,000,000            39,106,872
--------------------------------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan Certificates,
 Series 2003-2, Cl. A2, 1.56%, 12/18/06                                14,980,000            15,020,304
--------------------------------------------------------------------------------------------------------
 M&I Auto Loan Trust, Automobile Loan Certificates:
 Series 2002-1, Cl. A3, 2.49%, 10/22/07                                16,447,028            16,578,229
 Series 2003-1, Cl. A2, 1.60%, 7/20/06                                 34,000,000            34,092,596
--------------------------------------------------------------------------------------------------------
 National City Auto Receivables Trust, Automobile Receivable
 Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                    10,800,000            10,793,250
--------------------------------------------------------------------------------------------------------
 Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2003-A,
 Cl. A2, 1.69%, 12/15/05                                               25,000,000            25,055,025
--------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
 Series 2002-C, Cl. A3, 2.60%, 8/15/06                                 4,293,716              4,328,764
 Series 2003-C, Cl. A2, 1.62%, 4/17/06 1                               33,000,000            33,097,739
 Series 2004-A, Cl. A2, 1.40%, 7/17/06                                 12,090,000            12,104,497
--------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
 Series 2002-1, Cl. A3, 2.41%, 10/16/06                                12,981,114            13,064,737
 Series 2004-1, Cl. A2, 1.43%, 9/15/06                                 29,480,000            29,489,913
--------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
 Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                   22,000,000            22,054,633
--------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
 Series 2002-1, Cl. A3, 2.60%, 8/15/06                                 13,740,000            13,887,221
                                                                                         ---------------
 Total Asset-Backed Securities (Cost $378,512,633)                                          379,244,772

--------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--59.5%
--------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--59.3%
--------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--57.8%
 Federal Home Loan Mortgage Corp.:
 5.50%, 1/1/34                                                          7,934,484             8,140,045
 5.50%, 4/15/34 2                                                      12,273,000            12,579,825
 7%, 9/1/33-8/1/34                                                     78,898,199            83,773,517
 7.50%, 2/1/32                                                          1,301,360             1,400,598
 8%, 4/1/16                                                             8,831,157             9,500,706



10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                        PRINCIPAL          MARKET VALUE
                                                                           AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal Home Loan Mortgage Corp.: Continued
 8.50%, 3/1/31                                                        $ 2,288,560          $  2,476,044
 9%, 8/1/22-5/1/25                                                      2,230,119             2,491,022
 9.25%, 11/1/08                                                            52,672                55,794
 10%, 12/25/10-8/1/21                                                     825,357               918,258
 11%, 11/1/20                                                             409,539               467,018
 11.50%, 2/1/16-6/1/20                                                    165,062               188,432
 11.75%, 1/1/16-4/1/19                                                    221,037               250,869
 12%, 6/1/15                                                              204,913               234,007
 12.50%, 7/1/19                                                           383,634               440,812
 13%, 8/1/15                                                              451,769               522,300
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Collateralized Mtg.
 Obligations, Gtd. Multiclass Mtg. Participation Certificates,
 Series 1669, Cl. G, 6.50%, 2/15/23                                     7,280,557             7,417,607
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation  Certificates, Series 151, Cl. F, 9%, 5/15/21              259,220               259,689
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Multiclass Pass-Through Certificates:
 Series 2055, Cl. ZM, 6.50%, 5/15/28                                   10,901,546            11,431,736
 Series 2080, Cl. Z, 6.50%, 8/15/28                                     7,325,936             7,609,834
 Series 2410, Cl. NE, 6.50%, 9/15/30                                    5,950,390             6,075,573
 Series 2491, Cl. PE, 6%, 12/15/27                                     10,000,000            10,134,374
 Series 2498, Cl. PC, 5.50%, 10/15/14                                   3,050,000             3,121,753
 Series 2500, Cl. FD, 1.59%, 3/15/32 3                                  6,932,904             6,990,334
 Series 2526, Cl. FE, 1.49%, 6/15/29 3                                  8,109,235             8,143,853
 Series 2551, Cl. FD, 1.49%, 1/15/33 3                                  6,926,978             6,954,050
 Series 2551, Cl. TA, 4.50%, 2/15/18                                   19,501,142            19,664,894
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 177, Cl. B, (8.448)%, 7/1/26 4                                 19,021,244             2,834,717
 Series 205, Cl. IO, (9.90)%, 9/15/29 4                                23,409,989             3,374,094
 Series 206, Cl. IO, (30.725)%, 12/15/29 4                                870,162               138,561
 Series 2526, Cl. SE, 20.414%, 6/15/29 4                               11,203,897             1,093,447
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through
 Securities, Collateralized Mtg. Obligations:
 Series H006, Cl. A1, 1.724%, 4/15/08                                   2,765,666             2,761,590
 Series T-42, Cl. A2, 5.50%, 2/25/42                                    1,812,400             1,827,690
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp./Government National Mortgage
 Assn., Gtd. Multiclass Mtg. Participation Certificates, Series
 28, Cl. PG, 6.875%, 2/25/23                                            5,500,000             5,697,358
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 4.68%, 11/1/12                                                         4,913,709             5,131,293
 4.73%, 12/1/12                                                         4,199,337             4,399,656
 4.80%, 3/1/13                                                          2,948,309             3,101,597
 5%, 4/15/34 2                                                         45,223,000            45,435,005
 5.50%, 4/1/19-12/1/34                                                 96,809,658            99,849,301
 5.50%, 2/1/34-3/1/34 2                                                12,933,593            13,262,745
 5.863%, 1/1/12                                                        16,609,396            18,615,845



11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        PRINCIPAL          MARKET VALUE
                                                                           AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal National Mortgage Assn.: Continued
 6.50%, 1/1/29-5/1/31                                                $ 17,764,002         $  18,675,812
 6.50%, 10/1/30-4/1/34 2                                              206,479,411           216,940,640
 6.95%, 10/1/06                                                         2,401,699             2,608,856
 7%, 7/1/13-11/1/33                                                    62,414,484            66,446,439
 7%, 4/25/34 2                                                        668,049,000           709,175,433
 7.50%, 10/1/29-1/1/30                                                  1,675,554             1,797,155
 8%, 4/1/17-1/1/23                                                         30,793                33,749
 8.50%, 7/1/32                                                          2,366,986             2,559,355
 9%, 8/1/19                                                                45,342                50,691
 9.50%, 11/1/21                                                            41,578                46,558
 10.50%, 12/1/14                                                          300,845               335,126
 11%, 11/1/15-7/20/19                                                   2,693,600             3,068,150
 11.25%, 6/1/14-2/15/16                                                   513,869               588,068
 11.50%, 7/15/19-11/17/20                                               1,247,523             1,432,544
 11.75%, 7/1/11-8/1/13                                                     49,376                56,388
 12%, 1/1/16-8/1/16                                                     1,101,870             1,265,152
 12.50%, 8/1/15-12/1/15                                                   389,601               450,589
 13%, 8/15/15-8/1/26                                                      803,989               933,643
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
 Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                    10,125,000            11,386,569
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1992-34, Cl. G, 8%, 3/25/22                                        466,446               491,224
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                    716,320               720,681
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                  5,639,696             5,716,496
 Trust 2001-70, Cl. LR, 6%, 9/25/30                                     8,930,217             9,146,623
 Trust 2001-70, Cl. PD, 6%, 3/25/29                                     9,460,000             9,631,687
 Trust 2001-72, Cl. NH, 6%, 4/25/30                                     7,890,000             8,117,219
 Trust 2001-74, Cl. PD, 6%, 5/25/30                                     3,180,000             3,254,557
 Trust 2002-50, Cl. PD, 6%, 9/25/27                                     6,930,000             7,077,516
 Trust 2002-52, Cl. FD, 1.59%, 9/25/32 3                                9,103,862             9,139,789
 Trust 2002-73, Cl. PA, 5%, 1/25/17                                     7,467,943             7,512,312
 Trust 2002-77, Cl. WF, 1.49%, 12/18/32 3                              11,602,170            11,640,540
 Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                 13,407,987            13,580,832
 Trust 2003-21, Cl. FK, 1.49%, 3/25/33 3                                  970,800               974,035
 Trust 2003-81, Cl. PA, 5%, 2/25/12                                     5,393,539             5,506,751
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates:
 Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                      210,138               235,171
 Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                    262,036               288,287
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 2001-T4, Cl. IO, (5.043)%, 7/25/28 1,4                          18,119,462               441,662
 Trust 2002-28, Cl. SA, 14.612%, 4/25/32 4                              6,285,983               533,061
 Trust 2002-39, Cl. SD, 14.473%, 3/18/32 4                             10,598,474               917,944
 Trust 2002-48, Cl. S, 11.867%, 7/25/32 4                              10,239,974               994,381



12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                        PRINCIPAL          MARKET VALUE
                                                                           AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates Interest-Only Stripped
 Mtg.-Backed Security: Continued
 Trust 2002-52, Cl. SL, 12.502%, 9/25/32 4                            $ 6,563,988            $  658,163
 Trust 2002-53, Cl. SK, 14.057%, 4/25/32 4                              6,183,996               557,298
 Trust 2002-56, Cl. SN, 15.731%, 7/25/32 4                             13,907,619             1,353,534
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 2001-63, Cl. SD, 22.589%, 12/18/31 4                             8,330,859               814,584
 Trust 2001-68, Cl. SC, 24.161%, 11/25/31 4                             8,617,203               835,256
 Trust 2002-52, Cl. SD, 13.61%, 9/25/32 4                               9,103,862               802,198
 Trust 2002-9, Cl. MS, 9.507%, 3/25/32 4                               11,440,669             1,056,241
 Trust 221, Cl. 2, (7.575)%, 5/1/23 4                                   6,778,533             1,157,566
 Trust 240, Cl. 2, (5.058)%, 9/1/23 4                                   9,515,933             1,560,910
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
 Trust G, Cl. 2, 11.50%, 3/1/09                                           301,682               333,797
                                                                                         ---------------
                                                                                          1,561,667,075

--------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--1.5%
 Government National Mortgage Assn.:
 6.50%, 1/15/24                                                           800,578               849,271
 7%, 1/15/09-1/20/30                                                    8,716,956             9,295,593
 7.50%, 1/15/28-9/15/28                                                 3,398,981             3,659,965
 8%, 9/15/07-10/15/28                                                   1,199,032             1,310,960
 8.50%, 8/15/17-9/15/21                                                 3,040,448             3,371,211
 9.50%, 9/15/17                                                            12,790                14,365
 10.50%, 2/15/16-7/15/21                                                  321,164               366,227
 11%, 10/20/19                                                            529,780               602,834
 11.50%, 1/15/13-7/15/19                                                  120,537               138,281
 13%, 2/15/11-9/15/14                                                      16,007                18,682
--------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn., Commercial Mtg. Obligations,
 Trust 2002-9, Cl. A, 4.691%, 6/16/16                                  20,888,680            21,817,110
                                                                                         ---------------
                                                                                             41,444,499

--------------------------------------------------------------------------------------------------------
 PRIVATE--0.2%
--------------------------------------------------------------------------------------------------------
 RESIDENTIAL--0.2%
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Obligations Pass-Through Certificates, Series 2003-AR7, Cl. A1,
 1.507%, 8/25/33 3                                                      5,239,861             5,244,626
                                                                                         ---------------
 Total Mortgage-Backed Obligations (Cost $1,600,784,011)                                  1,608,356,200



13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                        PRINCIPAL          MARKET VALUE
                                                                           AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--63.3%
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank Unsec. Bonds:
 2.75%, 11/15/06                                                     $ 52,400,000         $  53,283,464
 Series 1Y06, 2.375%, 2/15/06                                          75,000,000            75,915,525
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.375%, 4/15/06                                                       62,000,000            62,780,022
 4.50%, 1/15/13                                                         6,195,000             6,376,947
 4.875%, 3/15/07 5                                                    199,500,000           214,605,542
 5.50%, 7/15/06                                                        32,700,000            35,320,709
 5.75%, 4/29/09-1/15/12                                                42,000,000            44,157,700
 6.625%, 9/15/09                                                       51,770,000            60,410,465
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Nts., 1.51%, 2/7/05                   28,400,000            28,402,584
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                        53,630,000            56,752,285
 5.25%, 6/15/06-4/15/07                                               115,700,000           124,452,566
 5.50%, 2/15/06                                                       216,030,000           231,342,638
 7.25%, 1/15/10                                                        25,050,000            30,152,084
--------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 4.75%, 7/15/04                                                         3,320,000             3,353,602
 5.375%, 11/13/08                                                      19,700,000            21,706,012
 Series C, 4.75%, 8/1/13                                                1,935,000             2,017,959
 Series C, 6%, 3/15/13                                                  1,860,000             2,116,518
--------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 1.75%, 12/31/05                                                      149,130,000           150,219,395
 2.625%, 5/15/08                                                       39,180,000            39,431,026
 3%, 2/15/08                                                           30,350,000            31,072,027
 3.25%, 8/15/07                                                        22,330,000            23,128,141
 3.50%, 11/15/06 5                                                     53,850,000            56,144,979
 6.875%, 5/15/06                                                      121,650,000           134,969,823
 7%, 7/15/06                                                          198,600,000           222,214,930
                                                                                         ---------------
 Total U.S. Government Obligations (Cost $1,683,501,041)                                  1,710,326,943

--------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.9%
--------------------------------------------------------------------------------------------------------
 Undivided interest of 17.45% in joint repurchase agreement
 (Principal Amount/Market Value $136,202,000, with a
 maturity value of $136,205,708) with Banc One Capital
 Markets, Inc., 0.98%, dated 3/31/04, to be repurchased at
 $23,764,647 on 4/1/04, collateralized by U.S. Treasury
 Bills, 6/10/04, with a value of $138,929,082 (Cost
 $23,764,000)                                                          23,764,000            23,764,000
--------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $3,686,561,685)                          137.8%        3,721,691,915
--------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                      (37.8)       (1,020,207,778)
                                                                     -----------------------------------
 NET ASSETS                                                                 100.0%       $2,701,484,137
                                                                     ===================================




14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS


1. Identifies issues considered to be illiquid. See Note 7 of Notes to Financial Statements.
2. When-issued security to be delivered and settled after March 31, 2004. See
Note 1 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $19,123,617 or 0.71% of the Fund's net assets as of March 31, 2004.
5. Securities with an aggregate market value of $17,534,187 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------



 March 31, 2004
-----------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value (including securities loaned of approximately
 $792,341,000) (cost $3,686,561,685)--see accompanying statement of
 investments                                                          $3,721,691,915
-------------------------------------------------------------------------------------
 Cash                                                                      1,747,765
-------------------------------------------------------------------------------------
 Collateral for securities loaned                                        805,630,141
-------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and principal paydowns                                          23,347,033
 Shares of beneficial interest sold                                        8,832,460
 Investments sold on a when-issued basis                                   3,001,983
 Other                                                                       160,104
                                                                      ---------------
 Total assets                                                          4,564,411,401

-------------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------------
 Return of collateral for securities loaned                              805,630,141
-------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $1,039,988,484 purchased on a
 when-issued basis)                                                    1,040,021,698
 Shares of beneficial interest redeemed                                   11,258,065
 Futures margins                                                           1,984,797
 Distribution and service plan fees                                        1,543,388
 Dividends                                                                 1,432,567
 Transfer and shareholder servicing agent fees                               437,104
 Shareholder communications                                                  318,979
 Trustees' compensation                                                       37,226
 Other                                                                       263,299
                                                                      ---------------
 Total liabilities                                                     1,862,927,264

-------------------------------------------------------------------------------------
 NET ASSETS                                                           $2,701,484,137
                                                                      ===============

-------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------

 Par value of shares of beneficial interest                           $      262,493
-------------------------------------------------------------------------------------
 Additional paid-in capital                                            2,704,977,907
-------------------------------------------------------------------------------------
 Accumulated net investment income                                         6,124,044
-------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                            (37,435,232)
-------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                               27,554,925
                                                                      ---------------
 NET ASSETS                                                           $2,701,484,137
                                                                      ===============





16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

---------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,262,343,567 and 122,585,911 shares of beneficial interest outstanding)       $10.30
 Maximum offering price per share (net asset value plus sales charge of
 3.50% of offering price)                                                        $10.67
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $581,619,992 and 56,500,878 shares of beneficial interest outstanding)          $10.29
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $562,363,161 and 54,721,738 shares of beneficial interest outstanding)          $10.28
---------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $45,375,385 and 4,410,648 shares of beneficial interest outstanding)            $10.29
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $249,782,032 and 24,274,037 shares of beneficial interest
 outstanding)                                                                    $10.29



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended March 31, 2004
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                              $37,767,091
-----------------------------------------------------------------------------------
 Fee income                                                             10,581,146
-----------------------------------------------------------------------------------
 Portfolio lending fees                                                    463,135
                                                                       ------------
 Total investment income                                                48,811,372

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         5,808,311
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 1,582,581
 Class B                                                                 3,218,516
 Class C                                                                 3,091,340
 Class N                                                                   107,746
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,352,529
 Class B                                                                   701,309
 Class C                                                                   454,752
 Class N                                                                    72,283
 Class Y                                                                     6,520
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                   202,431
 Class B                                                                   119,639
 Class C                                                                    95,314
 Class N                                                                     6,464
 Class Y                                                                     8,824
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                37,390
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     28,034
-----------------------------------------------------------------------------------
 Accounting service fees                                                     6,000
-----------------------------------------------------------------------------------
 Other                                                                     123,873
                                                                       ------------
 Total expenses                                                         17,023,856
 Less reduction to custodian expenses                                       (1,910)
 Less voluntary reimbursement of expenses:
 Class A                                                                  (226,030)
 Class B                                                                  (121,722)
 Class C                                                                   (72,430)
 Class N                                                                   (12,709)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                   (12,088)
 Class B                                                                    (8,359)
 Class C                                                                    (2,974)
 Class N                                                                      (339)
                                                                       ------------
 Net expenses                                                           16,565,295

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  32,246,077



18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                           $28,432,760
 Closing of futures contracts                                          (49,829,690)
                                                                       ------------
 Net realized loss                                                     (21,396,930)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                           (20,434,776)
 Futures contracts                                                      32,994,245
                                                                       ------------
 Net change in unrealized appreciation                                  12,559,469

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $23,408,616
-----------------------------------------------------------------------------------




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                            SIX MONTHS             YEAR
                                                                 ENDED            ENDED
                                                        MARCH 31, 2004    SEPTEMBER 30,
                                                           (UNAUDITED)             2003
---------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------
 Net investment income                                  $   32,246,077   $   59,152,461
----------------------------------------------------------------------------------------
 Net realized gain (loss)                                  (21,396,930)      34,991,801
----------------------------------------------------------------------------------------
 Net change in unrealized appreciation                      12,559,469      (44,026,316)
                                                        --------------------------------
 Net increase in net assets resulting from operationss     23,408,616       50,117,946

----------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                   (16,570,839)     (32,102,684)
 Class B                                                    (5,769,764)     (11,401,375)
 Class C                                                    (5,746,901)     (10,869,253)
 Class N                                                      (475,179)        (643,343)
 Class Y                                                    (3,683,392)      (5,110,246)

----------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest
 transactions:
 Class A                                                  (103,140,794)      18,458,944
 Class B                                                  (139,776,356)     (33,109,343)
 Class C                                                  (121,345,012)      31,132,187
 Class N                                                     1,852,294       19,655,069
 Class Y                                                     8,567,691      100,941,875

----------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------
 Total increase (decrease)                                (362,679,636)     127,069,777
----------------------------------------------------------------------------------------
 Beginning of period                                     3,064,163,773    2,937,093,996
                                                        --------------------------------
 End of period (including accumulated net investment
 income of $6,124,044 and $6,124,042, respectively)     $2,701,484,137   $3,064,163,773
                                                        ================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  SIX MONTHS                                                            YEAR
                                                       ENDED                                                           ENDED
                                              MARCH 31, 2004                                                       SEPT. 30,
 CLASS A                                         (UNAUDITED)          2003          2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $10.33        $10.35        $10.22      $ 9.93      $10.03      $10.37
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .13           .22           .44         .50         .64         .63
 Net realized and unrealized gain (loss)                (.03)         (.01)          .13         .37        (.13)       (.35)
                                               --------------------------------------------------------------------------------
 Total from investment operations                        .10           .21           .57         .87         .51         .28
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.13)         (.23)         (.44)       (.58)       (.61)       (.62)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $10.30        $10.33        $10.35      $10.22      $ 9.93      $10.03
                                               ================================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     1.00%         2.01%         5.72%       8.98%       5.33%       2.78%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $1,262,344    $1,369,364    $1,355,382    $786,012    $627,495    $734,407
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $1,291,321    $1,476,397    $  968,852    $681,977    $673,323    $696,607
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  2.56%         2.14%         4.27%       4.96%       6.46%       6.23%
 Total expenses                                         0.91%         0.88%         0.88%       0.85%       0.83%       0.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     0.87%          N/A 3         N/A 3       N/A 3       N/A 3       N/A 3
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  43%           82%          161%         97%        121%        141%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                           SIX MONTHS                                                   YEAR
                                                ENDED                                                  ENDED
                                       MARCH 31, 2004                                              SEPT. 30,
 CLASS B                                  (UNAUDITED)       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $10.32     $10.35     $10.22     $ 9.93     $10.02     $10.37
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .09        .14        .37        .43        .57        .56
 Net realized and unrealized gain (loss)         (.03)      (.02)       .12        .36       (.12)      (.37)
                                               ---------------------------------------------------------------
 Total from investment operations                 .06        .12        .49        .79        .45        .19
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.09)      (.15)      (.36)      (.50)      (.54)      (.54)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $10.29     $10.32     $10.35     $10.22      $9.93     $10.02
                                               ===============================================================

--------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1              0.61%      1.14%      4.93%      8.17%      4.64%      1.91%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $581,620   $723,564   $759,144   $425,088   $329,877   $399,692
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $642,084   $800,685   $523,711   $353,905   $360,003   $351,099
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           1.79%      1.39%      3.50%      4.20%      5.70%      5.48%
 Total expenses                                  1.68%      1.62%      1.63%      1.60%      1.59%      1.59%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                              1.64%       N/A 3      N/A 3      N/A 3      N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           43%        82%       161%        97%       121%       141%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                           SIX MONTHS                                                   YEAR
                                                ENDED                                                  ENDED
                                       MARCH 31, 2004                                              SEPT. 30,
 CLASS C                                  (UNAUDITED)       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $10.30     $10.33     $10.20     $ 9.92     $10.01     $10.35
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .10        .15        .36        .44        .57        .56
 Net realized and unrealized gain (loss)         (.02)      (.03)       .13        .34       (.12)      (.36)
                                               ---------------------------------------------------------------
 Total from investment operations                 .08        .12        .49        .78        .45        .20
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.10)      (.15)      (.36)      (.50)      (.54)      (.54)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $10.28     $10.30     $10.33     $10.20      $9.92     $10.01
                                               ===============================================================

--------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1              0.74%      1.21%      4.95%      8.08%      4.65%      2.01%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $562,363   $685,735   $656,959   $248,537   $168,665   $210,616
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $616,838   $733,037   $407,864   $190,885   $184,442   $187,226
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           1.86%      1.45%      3.43%      4.21%      5.70%      5.47%
 Total expenses                                  1.60%      1.56%      1.62%      1.60%      1.59%      1.59%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                              1.58%       N/A 3      N/A 3      N/A 3      N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           43%        82%       161%        97%       121%       141%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                              SIX MONTHS                           YEAR
                                                   ENDED                          ENDED
                                          MARCH 31, 2004                      SEPT. 30,
 CLASS N                                     (UNAUDITED)      2003      2002     2001 1
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
 Net asset value, beginning of period             $10.32    $10.35    $10.21     $10.06
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .11       .19       .37        .32
 Net realized and unrealized gain (loss)            (.03)     (.03)      .19        .15
                                                  ---------------------------------------
 Total from investment operations                    .08       .16       .56        .47
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.11)     (.19)     (.42)      (.32)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                   $10.29    $10.32    $10.35     $10.21
                                                  =======================================

-----------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                 0.82%     1.58%     5.60%      4.74%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $45,375   $43,645   $24,101     $1,922
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)               $43,059   $35,965   $ 8,750     $  597
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                              2.20%     1.75%     3.62%      5.29%
 Total expenses                                     1.29%     1.20%     1.11%      0.87%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian expenses     1.23%      N/A 4     N/A 4      N/A 4
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                              43%       82%      161%        97%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                           SIX MONTHS                                                   YEAR
                                                ENDED                                                  ENDED
                                       MARCH 31, 2004                                              SEPT. 30,
 CLASS Y                                  (UNAUDITED)       2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $10.32     $10.34     $10.21     $ 9.93     $10.03     $10.37
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .15        .26        .47        .56        .68        .66
 Net realized and unrealized gain (loss)         (.03)      (.01)       .14        .33       (.13)      (.34)
                                               ----------------------------------------------------------------
 Total from investment operations                 .12       (.25)       .61        .89        .55        .32
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.15)      (.27)      (.48)      (.61)      (.65)      (.66)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $10.29     $10.32     $10.34     $10.21      $9.93     $10.03
                                               ================================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1              1.22%      2.41%      6.13%      9.19%      5.71%      3.15%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $249,782   $241,856   $141,508    $42,527     $6,400        $69
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $245,374   $201,564   $ 86,883    $22,239     $4,178        $ 2
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           2.99%      2.53%      4.54%      5.14%      6.78%      6.75%
 Total expenses                                  0.44% 3    0.44% 3    0.49% 3    0.71% 3    0.51% 3    0.60% 3
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           43%        82%       161%        97%       121%       141%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do


26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of March 31, 2004, the Fund had entered into net when issued commitments of $1,036,986,501.
    In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as fee income or realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral, for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to the recognition of paydown gains and losses as capital gain or loss for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from



27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $76,107,412 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund did not utilize any capital loss carryforwards.

 As of September 30, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2008       $ 1,794,205
                              2009        18,671,218
                              2011        34,245,059
                                         -----------
                              Total      $54,710,482
                                         ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.


28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       SIX MONTHS ENDED MARCH 31, 2004    YEAR ENDED SEPTEMBER 30, 2003
                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------
 CLASS A
 Sold                       22,684,755   $ 233,275,057     100,461,351   $1,039,189,571
 Dividends and/or
 distributions reinvested    1,332,979      13,703,523       2,504,365       25,899,896
 Redeemed                  (34,050,750)   (350,119,374)   (101,241,200)  (1,046,630,523)
                           ------------------------------------------------------------
 Net increase (decrease)   (10,033,016)  $(103,140,794)      1,724,516   $   18,458,944
                           ============================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                        3,843,496   $  39,508,478      29,213,322   $  302,173,190
 Dividends and/or
 distributions reinvested      457,506       4,700,874         892,086        9,226,246
 Redeemed                  (17,900,502)   (183,985,708)    (33,341,136)    (344,508,779)
                           ------------------------------------------------------------
 Net decrease              (13,599,500)  $(139,776,356)     (3,235,728)  $  (33,109,343)
                           ============================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                        6,134,030   $  62,964,646      33,644,164   $  347,374,197
 Dividends and/or
 distributions reinvested      428,636       4,397,795         805,763        8,316,702
 Redeemed                  (18,386,818)   (188,707,453)    (31,472,492)    (324,558,712)
                           ------------------------------------------------------------
 Net increase (decrease)   (11,824,152)  $(121,345,012)      2,977,435   $   31,132,187
                           ============================================================

---------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,428,068   $  14,677,366       3,877,790   $   40,070,323
 Dividends and/or
 distributions reinvested       40,940         420,493          56,238          580,959
 Redeemed                   (1,289,396)    (13,245,565)     (2,032,606)     (20,996,213)
                           ------------------------------------------------------------
 Net increase                  179,612   $   1,852,294       1,901,422   $   19,655,069
                            ===========================================================


29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued

                      SIX MONTHS ENDED MARCH 31, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------
 CLASS Y
 Sold                        3,701,342  $  38,038,871      13,011,063   $ 134,494,322
 Dividends and/or
 distributions reinvested        2,156         22,148           4,686          48,440
 Redeemed                   (2,870,033)   (29,493,328)     (3,256,157)    (33,600,887)
                           ----------------------------------------------------------
 Net increase                  833,465  $   8,567,691       9,759,592   $ 100,941,875
                           ==========================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $1,179,710,129 and $1,281,138,612, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.50% of the first $100 million of average annual net assets of the Fund, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $2,623,024 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.


30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $3,931,138, $12,726,470 and $897,709, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A        CLASS B        CLASS C        CLASS N
                        CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                      FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS         RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED              DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------------------
 March 31, 2004        $424,242        $23,075       $851,108       $106,912        $38,302




31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 5. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2004, the Fund had outstanding futures contracts as follows:

                            EXPIRATION    NUMBER OF  VALUATION AS OF     UNREALIZED
 CONTRACT DESCRIPTION            DATES    CONTRACTS   MARCH 31, 2004   DEPRECIATION
------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds               6/21/04          283    $ 32,279,688      $  296,655
                                                                         -----------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.     6/30/04        2,076     446,696,813       1,423,988
 U.S. Treasury Nts., 10 yr.    6/21/04        3,114     359,375,063       5,854,662
                                                                         -----------
                                                                          7,278,650
                                                                         -----------
                                                                         $7,575,305
                                                                         ===========



32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
 6. INTEREST RATE SWAP CONTRACTS
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

 As of March 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                         FLOATING RATE
                           RATE PAID BY    RECEIVED BY
                            THE FUND AT    THE FUND AT                                UNREALIZED
 SWAP            NOTIONAL     MARCH 31,      MARCH 31,     FLOATING  TERMINATION    APPRECIATION
 COUNTERPARTY   PRINCIPAL          2004           2004   RATE INDEX         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------
 JPMorgan                                               Three-Month
 Chase Bank    $1,000,000        1.110%         1.895%        LIBOR       4/2/06             $--


--------------------------------------------------------------------------------
 7. ILLIQUID SECURITIES
 As of March 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2004 was $33,539,401, which represents 1.24% of the Fund's net assets.


--------------------------------------------------------------------------------
 8. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of March 31, 2004, the Fund had on loan securities valued at approximately



33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 8. SECURITIES LENDING Continued
 $792,341,000. Cash of $805,630,141 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
 9. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.



--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)